Loss per share	12 Months Ended
Oct. 31, 2022
Earnings per share [abstract]
Loss per share	Loss per share

For the years ended October 31,	2022	2021	2020
Total net loss	$(53.7)	$(226.6)	$(9.4)
Weighted average number of common shares (in millions)	170.7	110.1	82.6
Basic and diluted loss per share	$(0.31)	$(2.06)	$(0.11)

For comparability, the stated weighted average number of common shares and the number of potential common shares have been scaled by the Business Combination exchange ratio of 1:39.91 for periods prior to the completion of the Business Combination on August 10, 2021.

Adjustments for diluted loss per share were not made for the twelve months ended October 31, 2022, 2021, and 2020 as they would be anti-dilutive in nature. The following table presents shares from instruments that could dilute basic loss per share in the future, but were not included in the calculation of diluted loss per share because they are antidilutive for the periods presented:

For the years ended October 31,	2022	2021	2020
Stock options	4.5	5.3	5.3
Warrants	—	23.0	—
Convertible debt	29.4	7.5	—
Restricted share units	2.0	0.7	—
	35.9	36.5	5.3